Business Combinations and Disposition - Summary of Impairment Charges Related to Reporting Units (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total, Impairment Charges	$ 55	$ 55	$ 73	$ 0	$ 0
Magazines and Catalogs
Segment Reporting Information [Line Items]
Total, Impairment Charges		28	30
Logistics
Segment Reporting Information [Line Items]
Total, Impairment Charges		22	38
Other
Segment Reporting Information [Line Items]
Total, Impairment Charges		$ 5	$ 5